Label	Element	Value
Franklin U.S. Equity Index ETF
Risk/Return:	oef_RiskReturnAbstract
Risk/Return [Heading]	oef_RiskReturnHeading	FRANKLIN U.S. EQUITY INDEX ETF
Objective [Heading]	oef_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock	To seek to provide investment results that closely correspond, before fees and expenses, to the performance of the Morningstar® US Target Market Exposure IndexSM (the Underlying Index).
Expense Heading [Optional Text]	oef_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you will incur if you buy, hold and sell shares of the Fund. You may also incur other fees, such as usual and customary brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and the Example that follows.

Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	oef_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	oef_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 3.37% of the average value of its portfolio.

Portfolio Turnover, Rate	oef_PortfolioTurnoverRate	3.37%
Expense Example [Heading]	oef_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	oef_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the Underlying Index. The Underlying Index is a free float-adjusted market capitalization weighted index that is maintained and calculated by Morningstar, Inc. (Morningstar or Index Provider). The Underlying Index includes large- and mid-capitalization stocks representing the top 85% of the investable universe (i.e., U.S. equity market) by float-adjusted market capitalization (“float-adjusted” means that only shares that are estimated to be publicly available to investors are included in the calculation of market capitalization). The Underlying Index is governed by published, objective rules for security selection, exclusion, rebalancing and adjustments for corporate actions. The Underlying Index is rebalanced quarterly and reconstituted semi-annually. As of May 31, 2025, the Underlying Index was comprised of 544 securities with capitalizations ranging from $5.43 billion to $3.42 trillion.

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the Underlying Index. The Fund may use either a replication strategy or representative sampling strategy. Under a replication strategy, the Fund will replicate the component securities of the Underlying Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the Underlying Index). However, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, the Fund may use a representative sampling strategy whereby the Fund will invest in what it believes to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. Under the representative sampling technique, the investment manager will select securities that collectively have an investment profile similar to that of the Underlying Index, including securities that resemble those included in the Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. The Fund generally rebalances and reconstitutes its portfolio in accordance with the Underlying Index.

The Fund may invest in equity futures (including equity index futures) and equity total return swaps to provide additional opportunities to add value and better track the performance of the Fund’s Underlying index, such as to equitize cash and accrued income (i.e., gain equity market exposure and maintain liquidity until the Fund invests in individual securities), simulate investments in the Underlying Index, facilitate trading or minimize transaction costs.

The Fund intends to be diversified in approximately the same proportion as the Underlying Index is diversified. The Fund may become “non-diversified,” as defined in the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. A “non-diversified” fund generally invests a greater proportion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund. Shareholder approval will not be sought if the Fund becomes non-diversified due solely to a change in the relative market capitalization or index weighting of one or more constituents of the Underlying Index.

The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of May 31, 2025, the Underlying Index was concentrated in the information technology sector.

Strategy Portfolio Concentration [Text]	oef_StrategyPortfolioConcentration	Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the Underlying Index.
Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with the Fund's Underlying Index. On August 1, 2022, the Fund's underlying index was changed from the LibertyQ Global Equity Index to the Morningstar® US Target Market Exposure IndexSM. Fund performance prior to that date reflects the Fund seeking to track the performance of the LibertyQ Global Equity Index. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at www.franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Performance Availability Website Address [Text]	oef_PerformanceAvailabilityWebSiteAddress	franklintempleton.com
Performance Past Does Not Indicate Future [Text]	oef_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	oef_BarChartHeading	Annual Total Returns
Bar Chart Closing [Text Block]	oef_BarChartClosingTextBlock

Best Quarter:	2020, Q2	16.15%
Worst Quarter:	2020, Q1	-20.45%

As of June 30, 2025, the Fund’s year-to-date return was 6.33%.

Performance Table Heading	oef_PerformanceTableHeading	Average Annual Total Returns For periods ended December 31, 2024
Index No Deduction for Fees, Expenses, or Taxes [Text]	oef_IndexNoDeductionForFeesExpensesTaxes	(index reflects no deduction for fees, expenses or taxes)	[1]
Franklin U.S. Equity Index ETF | Principal Risks
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Principal Risks

You could lose money by investing in the Fund. Exchange-traded fund (ETF) shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value (NAV), trading price, yield, total return and ability to meet its investment goal.

Franklin U.S. Equity Index ETF | Risk Lose Money [Member]
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock	You could lose money by investing in the Fund.
Franklin U.S. Equity Index ETF | Market
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Market: The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. The market value of a security or other investment may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all investments. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise. In addition, the value of the Fund’s investments may go up or down due to general market or other conditions that are not specifically related to a particular issuer, such as: real or perceived adverse economic changes, including widespread liquidity issues and defaults in one or more industries; changes in interest, inflation or exchange rates; unexpected natural and man-made world events, such as diseases or disasters; financial, political or social disruptions, including terrorism and war; and U.S. trade disputes or other disputes with specific countries that could result in additional tariffs, trade barriers and/or investment restrictions in certain securities in those countries. Any of these conditions can adversely affect the economic prospects of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen.

Stock prices tend to go up and down more dramatically than those of debt securities. A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various stocks held by the Fund.

Franklin U.S. Equity Index ETF | Calculation Methodology
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Calculation Methodology: The Index Provider relies on various sources of information to assess the criteria of issuers included in the Underlying Index, including information that may be based on assumptions and estimates. Neither the Fund nor the investment manager can offer assurances that the Underlying Index's calculation methodology or sources of information will provide an accurate assessment of included issuers or that the included issuers will provide the Fund with the market exposure it seeks.

Franklin U.S. Equity Index ETF | Index-Related
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Index-Related: There is no assurance that the Underlying Index will be determined, composed or calculated accurately. While the Index Provider provides descriptions of what the Underlying Index is designed to achieve, the Index Provider does not guarantee the quality, accuracy or completeness of data in respect of its indices, and does not guarantee that the Underlying Index will be in line with the described index methodology. Errors in index data, index computations or the construction of the Underlying Index in accordance with its methodology (including as a result of outdated, unreliable or unavailable market information) may occur and may not be identified and corrected by the index provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. Gains, losses or costs to the Fund caused by errors in the Underlying Index may therefore be borne by the Fund and its shareholders.

Franklin U.S. Equity Index ETF | Non-Correlation
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Non-Correlation: There is no guarantee that the Fund will achieve a high degree of correlation to the Underlying Index and therefore achieve its investment goal. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Underlying Index. In addition, the Fund’s NAV may deviate from the Underlying Index if the Fund fair values a portfolio security at a price other than the price used by the Underlying Index for that security. To the extent that the investment manager uses a representative sampling strategy, the Fund may not track the return of the Underlying Index as well as it would have if the Fund held all of the securities in the Underlying Index.

Franklin U.S. Equity Index ETF | Tracking Error
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Tracking Error: Tracking error is the divergence of the Fund’s performance from that of the Underlying Index. Tracking error may occur because of differences between the securities held in the Fund’s portfolio and those included in the Underlying Index, pricing differences, transaction costs, the Fund’s holding of cash, differences in timing of the accrual of dividends or interest, tax gains or losses, changes to the Underlying Index or the need to meet various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Underlying Index does not.

Franklin U.S. Equity Index ETF | Market Trading
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Market Trading: The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Any of these factors, among others, may lead to the Fund’s shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive less (or more) than NAV when you sell those shares in the secondary market. The investment manager cannot predict whether shares will trade above (premium), below (discount) or at NAV.

Franklin U.S. Equity Index ETF | Concentration
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Concentration: To the extent the Fund concentrates in a specific industry, a group of industries, sector or type of investment, the Fund will carry much greater risks of adverse developments and price movements in such industries, sectors or investments than a fund that invests in a wider variety of industries, sectors or investments. There is also the risk that the Fund will perform poorly during a slump in demand for securities of companies in such industries or sectors.

Franklin U.S. Equity Index ETF | Information technology companies
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Information technology companies: Companies in the information technology sector have historically been volatile due to the rapid pace of product change and development within the sector. For example, their products and services may not prove commercially successful or may become obsolete quickly. In addition, delays in or cancellation of the release of anticipated products or services may also affect the price of an information technology company’s stock. Information technology companies are subject to significant competitive pressures, such as new market entrants, aggressive pricing and tight profit margins. The activities of these companies may also be adversely affected by changes in government regulations, worldwide technological developments or investor perception of a company and/or its products or services. The stock prices of companies operating within this sector may be subject to abrupt or erratic movements.

Franklin U.S. Equity Index ETF | Derivative Instruments
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Derivative Instruments: The performance of derivative instruments depends largely on the performance of an underlying security, interest rate or index, and such derivatives often have risks similar to the underlying instrument, in addition to other risks. Derivatives involve costs and can create economic leverage in the Fund’s portfolio which may result in significant volatility and cause the Fund to participate in losses (as well as gains) in an amount that significantly exceeds the Fund’s initial investment. Other risks include illiquidity, mispricing or improper valuation of the derivative, and imperfect correlation between the value of the derivative and the underlying instrument so that the Fund may not realize the intended benefits and may experience increased tracking error. Their successful use will usually depend on the investment manager’s ability to accurately forecast movements in the market relating to the underlying instrument. Should a market or markets, or prices of particular classes of investments move in an unexpected manner, especially in unusual or extreme market conditions, the Fund may not realize the anticipated benefits of the transaction, and it may realize losses, which could be significant. If the investment manager is not successful in using such derivative instruments, the Fund’s performance may be worse than if the investment manager did not use such derivatives at all. When a derivative is used for hedging, the change in value of the derivative may also not correlate specifically with the security, interest rate, index or other risk being hedged. Derivatives also may present the risk that the other party to the transaction will fail to perform. There is also the risk, especially under extreme market conditions, that a derivative, which usually would operate as a hedge, provides no hedging benefits at all.

Franklin U.S. Equity Index ETF | Change in Diversification Status
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Change in Diversification Status: In seeking to track its Underlying Index, the Fund may become non-diversified as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. In such circumstances, the Fund may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may negatively impact the Fund’s performance and result in greater fluctuation in the value of the Fund’s shares and greater risk of loss.

Franklin U.S. Equity Index ETF | Mid Capitalization Companies
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Mid Capitalization Companies: Securities issued by mid capitalization companies may be more volatile in price than those of larger companies and may involve substantial risks. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development, and limited or less developed product lines and markets. In addition, mid capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans. The markets for securities issued by mid capitalization companies also tend to be less liquid than the markets for securities issued by larger companies.

Franklin U.S. Equity Index ETF | Large Capitalization Companies
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Large Capitalization Companies: Large capitalization companies may fall out of favor with investors based on market and economic conditions. Large capitalization companies may underperform relative to small and mid capitalization companies because they may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Franklin U.S. Equity Index ETF | Passive Investment
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Passive Investment: Unlike many investment companies, the Fund is not actively managed and the investment manager does not attempt to take defensive positions under any market conditions, including declining markets. Therefore, the investment manager would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming.

Franklin U.S. Equity Index ETF | Authorized Participant Concentration
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Authorized Participant Concentration: Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. "Authorized Participants" are broker-dealers that are permitted to create and redeem shares directly with the Fund and who have entered into agreements with the Fund’s distributor. The Fund has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units (as defined below), Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in ETFs generally.

Franklin U.S. Equity Index ETF | Large Shareholder
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Large Shareholder: Certain large shareholders, including other funds or accounts advised by the investment manager, sub-advisor or an affiliate of the investment manager or sub-advisor, may from time to time own a substantial amount of the Fund’s shares. In addition, a third-party investor, the investment manager, sub-advisor or an affiliate of the investment manager or sub-advisor, an authorized participant, a lead market maker, or another entity may invest in the Fund and hold its investment for a limited period of time solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale. There can be no assurance that any large shareholder would not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the listing exchange and may, therefore, have a material upward or downward effect on the market price of the shares.

Franklin U.S. Equity Index ETF | Cybersecurity
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Cybersecurity: Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, cause the Fund, the investment manager, authorized participants, or index providers (as applicable) and listing exchanges, and/or their service providers (including, but not limited to, Fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality or prevent Fund investors from purchasing, redeeming shares or receiving distributions. The investment manager has limited ability to prevent or mitigate cybersecurity incidents affecting third party service providers, and such third party service providers may have limited indemnification obligations to the Fund or the investment manager. Cybersecurity incidents may result in financial losses to the Fund and its shareholders, and substantial costs may be incurred in an effort to prevent or mitigate future cybersecurity incidents. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers experience cybersecurity incidents.

Because technology is frequently changing, new ways to carry out cyber attacks are always developing. Therefore, there is a chance that some risks have not been identified or prepared for, or that an attack may not be detected, which puts limitations on the Fund's ability to plan for or respond to a cyber attack. Like other funds and business enterprises, the Fund, the investment manager, and their service providers are subject to the risk of cyber incidents occurring from time to time.

Franklin U.S. Equity Index ETF | Morningstar® US Target Market Exposure Index
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Morningstar® US Target Market Exposure Index	[1]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	24.91%	[1]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	14.44%	[1]
Franklin U.S. Equity Index ETF | Linked Morningstar® US Target Market Exposure Index
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Linked Morningstar® US Target Market Exposure Index	[2]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	24.91%	[2]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	11.06%	[2]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	11.32%	[2],[3]
Performance Inception Date	oef_PerfInceptionDate	Jun. 01, 2016
Franklin U.S. Equity Index ETF | Franklin U.S. Equity Index ETF
Risk/Return:	oef_RiskReturnAbstract
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.03%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.00%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.03%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 3
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	10
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	17
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 39
Year to Date Return, Label [Optional Text]	oef_YearToDateReturnLabel	As of June 30, 2025, the Fund’s year-to-date return was 6.33%.
Bar Chart, Year to Date Return, Date	oef_BarChartYearToDateReturnDate	Jun. 30, 2025
Bar Chart, Year to Date Return	oef_BarChartYearToDateReturn	6.33%
Highest Quarterly Return, Label [Optional Text]	oef_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	oef_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	oef_BarChartHighestQuarterlyReturn	16.15%
Lowest Quarterly Return, Label [Optional Text]	oef_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	oef_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	oef_BarChartLowestQuarterlyReturn	(20.45%)
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Return before taxes
Average Annual Return, Percent	oef_AvgAnnlRtrPct	24.88%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	11.05%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	11.31%	[3]
Annual Return [Percent]	oef_AnnlRtrPct	23.38%
Annual Return [Percent]	oef_AnnlRtrPct	(7.14%)
Annual Return [Percent]	oef_AnnlRtrPct	26.10%
Annual Return [Percent]	oef_AnnlRtrPct	9.74%
Annual Return [Percent]	oef_AnnlRtrPct	19.46%
Annual Return [Percent]	oef_AnnlRtrPct	(18.86%)
Annual Return [Percent]	oef_AnnlRtrPct	27.16%
Annual Return [Percent]	oef_AnnlRtrPct	24.88%
Performance Inception Date	oef_PerfInceptionDate	Jun. 01, 2016
Franklin U.S. Equity Index ETF | Franklin U.S. Equity Index ETF | After Taxes on Distributions
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Return after taxes on distributions
Average Annual Return, Percent	oef_AvgAnnlRtrPct	24.48%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	10.51%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	10.45%	[3]
Performance Inception Date	oef_PerfInceptionDate	Jun. 01, 2016
Franklin U.S. Equity Index ETF | Franklin U.S. Equity Index ETF | After Taxes on Distributions and Sales
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Return after taxes on distributions and sale of Fund shares
Average Annual Return, Percent	oef_AvgAnnlRtrPct	14.96%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.66%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.88%	[3]
Performance Inception Date	oef_PerfInceptionDate	Jun. 01, 2016

[1]	The Morningstar® US Target Market Exposure Index did not commence calculation and publication until November 22, 2018.
[2]

The Linked Morningstar® US Target Market Exposure Index measures the performance of the Fund's previous underlying index, the LibertyQ Global Equity Index-NR, through July 31, 2022, followed by the performance of the Underlying Index thereafter.

[3]	Since inception June 1, 2016.